Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory Matters
Regulatory Matters

Regulatory Capital

We, along with the Bank, must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that could have a material effect on the Consolidated Financial Statements. On January 1, 2015, the Basel III rules became effective and include transition provisions through 2018.

To be categorized as "well-capitalized," the Company and the Bank must maintain minimum tangible capital, Tier 1 capital, common equity Tier 1, and total capital ratios as set forth in the table below. We, along with the Bank, are considered "well-capitalized" at both September 30, 2016 and December 31, 2015. There have been no conditions or events that management believes have changed our or the Bank’s category.

The following table shows the regulatory capital ratios as of the dates indicated:

Bancorp	Actual		For Capital Adequacy Purposes		Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in millions)
September 30, 2016
Tangible capital (to tangible assets)	$1,225	8.88%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,225	8.88%	$552	4.00%	$690	5.00%
Common equity Tier 1 capital (to RWA)	1,056	12.04%	395	4.50%	570	6.50%
Tier 1 capital (to risk-weighted assets)	1,225	13.98%	526	6.00%	701	8.00%
Total capital (to risk-weighted assets)	1,338	15.26%	701	8.00%	877	10.00%
December 31, 2015
Tangible capital (to tangible assets)	$1,435	11.51%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,435	11.51%	$499	4.0%	$624	5.0%
Common equity Tier 1 capital (to RWA)	1,065	14.09%	340	4.5%	491	6.5%
Tier 1 capital (to risk-weighted assets)	1,435	18.98%	454	6.0%	605	8.0%
Total capital (to risk-weighted assets)	1,534	20.28%	605	8.0%	756	10.0%
N/A - Not applicable

Bank	Actual		For Capital Adequacy Purposes		Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in millions)
September 30, 2016
Tangible capital (to tangible assets)	$1,459	10.55%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,459	10.55%	$553	4.00%	$691	5.00%
Common equity tier 1 capital (to RWA)	1,459	16.59%	396	4.50%	572	6.50%
Tier 1 capital (to risk-weighted assets)	1,459	16.59%	528	6.00%	704	8.00%
Total capital (to risk-weighted assets)	1,571	17.87%	704	8.00%	879	10.00%
December 31, 2015
Tangible capital (to tangible assets)	$1,472	11.79%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,472	11.79%	$500	4.0%	$625	5.0%
Common equity tier 1 capital (to RWA)	1,472	19.42%	341	4.5%	493	6.5%
Tier 1 capital (to risk-weighted assets)	1,472	19.42%	455	6.0%	607	8.0%
Total capital (to risk-weighted assets)	1,570	20.71%	607	8.0%	758	10.0%
N/A - Not applicable

Regulatory Matters

Regulatory Capital

The Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that could have a material effect on the Consolidated Financial Statements. On January 1, 2015, the Basel III rules became effective and include transition provisions through 2018.

To be categorized as "well-capitalized," the Company and the Bank must maintain minimum tangible capital, Tier 1 capital, common equity Tier 1, and total capital ratios as set forth in the table below. The Company and the Bank are considered "well-capitalized" at both December 31, 2015 and December 31, 2014. There have been no conditions or events that management believes have changed the Company's or the Bank’s category.

The following tables show the regulatory capital ratios as of the dates indicated.

Bancorp	Actual		For Capital Adequacy Purposes		Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in millions)
December 31, 2015
Tangible capital (to tangible assets)	$1,435	11.51%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,435	11.51%	$499	4.0%	$624	5.0%
Common equity Tier 1 capital (to RWA)	1,065	14.09%	340	4.5%	491	6.5%
Tier 1 capital (to risk weighted assets)	1,435	18.98%	454	6.0%	605	8.0%
Total capital (to risk weighted assets)	1,534	20.28%	605	8.0%	756	10.0%
December 31, 2014
Tangible capital (to tangible assets)	$1,184	12.59%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,184	12.59%	$376	4.0%	$470	5.0%
Tier 1 capital (to risk weighted assets)	1,184	22.81%	208	4.0%	311	6.0%
Total capital (to risk weighted assets)	1,252	24.12%	415	8.0%	519	10.0%
N/A - Not applicable.

(1)
On January 1, 2015, the Basel III rules became effective, subject to transition provisions primarily related to regulatory deductions and adjustments impacting common equity Tier 1 capital and Tier 1 capital. The Company and the Bank reported under Basel I (which included the Market Risk Final Rules) at December 31, 2014.

Bank	Actual		For Capital Adequacy Purposes		Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in millions)
December 31, 2015
Tangible capital (to tangible assets)	$1,472	11.79%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,472	11.79%	$500	4.0%	$625	5.0%
Common equity Tier 1 capital (to RWA)	1,472	19.42%	341	4.5%	493	6.5%
Tier 1 capital (to risk weighted assets)	1,472	19.42%	455	6.0%	607	8.0%
Total capital (to risk weighted assets)	1,570	20.71%	607	8.0%	758	10.0%
December 31, 2014
Tangible capital (to tangible assets)	$1,167	12.43%	N/A	N/A	N/A	N/A
Tier 1 capital (to adjusted tangible assets)	1,167	12.43%	$376	4.0%	$470	5.0%
Tier 1 capital (to risk weighted assets)	1,167	22.54%	207	4.0%	311	6.0%
Total capital (to risk weighted assets)	1,235	23.85%	414	8.0%	518	10.0%

N/A - Not applicable.

(1)
On January 1, 2015, the Basel III rules became effective, subject to transition provisions primarily related to regulatory deductions and adjustments impacting common equity Tier 1 capital and Tier 1 capital. The Company and the Bank reported under Basel I (which included the Market Risk Final Rules) at December 31, 2014.

Consent Orders

Effective October 23, 2012, the Bank's board of directors executed a Stipulation and Consent (the "Stipulation"), accepting the issuance of a Consent Order (the "Consent Order") by the OCC. The Consent Order replaces the supervisory agreement entered into between the Bank and the Office of Thrift Supervision (the "OTS") on January 27, 2010.

Under the Consent Order, the Bank is required to adopt or review and revise various plans, policies and procedures. Specifically, under the terms of the Consent Order, the Bank's board of directors has agreed to, among other things, which include but is not limited to the following:

•
Review, revise, and forward to the OCC a written capital plan for the Bank covering at least a three-year period and establishing projections for the Bank's overall risk profile, earnings performance, growth expectations, balance sheet mix, off-balance sheet activities, liability and funding structure, capital and liquidity adequacy, as well as a contingency capital funding process and plan that identifies alternative capital sources should the primary sources not be available;

•	Adopt and forward to the OCC a comprehensive written liquidity risk management policy that systematically requires the Bank to reduce liquidity risk; and

•
Develop, adopt, and forward to the OCC a written enterprise risk management program that is designed to ensure that the Bank effectively identifies, monitors, and controls its enterprise-wide risks, including by developing risk limits for each line of business.

Each of the plans, policies and procedures referenced above in the Consent Order, as well as any subsequent amendments or changes thereto, must be submitted to the OCC for a determination that the OCC has no supervisory objection to them. Upon receiving a determination of no supervisory objection from the OCC, the Bank must implement and adhere to the respective plan, policy or procedure. The foregoing summary of the Consent Order does not purport to be a complete description of all of the terms of the Consent Order, and is qualified in its entirety by reference to the copy of the Consent Order filed with the SEC as an exhibit to the Company's Current Report on Form 8-K filed on October 24, 2012.

The Bank intends to address the banking issues identified by the OCC in the manner required for compliance by the OCC. There can be no assurance that the OCC will not provide substantive comments on the capital plan or other submissions that the Bank makes pursuant to the Consent Order that will have a material impact on the Company. The Company believes that the actions taken, or to be taken, to address the banking issues set forth in the Consent Order should, over time, improve its enterprise risk management practices and risk profile.

Supervisory Agreement

The Company remains subject to the Supervisory Agreement, which will remain in effect until terminated, modified, or suspended in writing by the Federal Reserve. The failure to comply with the Supervisory Agreement could result in the initiation of further enforcement action by the Federal Reserve, including the imposition of further operating restrictions, and could result in additional enforcement actions against the Company. The Company has taken actions which it believes are appropriate to comply with, and intends to maintain compliance with, all of the requirements of the Supervisory Agreement.

Pursuant to the Supervisory Agreement, the Company submitted a capital plan to the OTS, predecessor in interest to the Federal Reserve. In addition, the Company agreed to request prior non-objection of the Federal Reserve to pay dividends or other capital distributions; purchase, repurchase or redeem certain securities; incur, issue, renew, roll over or increase any debt and enter into certain affiliate transactions; and comply with restrictions on the payment of severance and indemnification payments, director and management changes and employment contracts and compensation arrangements. A copy of the Supervisory Agreement was filed with the SEC as an exhibit to the Company's Current Report on Form 8-K filed on January 28, 2010.

Regulatory Developments

The Bank and Bank Holding Company were subject to the capital requirements of the Basel III rules beginning January 1, 2015, which replaces the framework established by the 1988 capital accord ("Basel I") of the Basel Committee on Banking Supervision.

The capital framework under the Basel III final rule replaces the regulatory capital rules for all banks, savings associations and U.S. bank holding companies with greater than $500 million in total assets, and all savings and loan holding companies. Beginning January 1, 2015 the final rules required the Bank and Holding Company to maintain Tier 1 capital of at least 6 percent of risk-weighted assets and off-balance sheet items, total capital (the sum of Tier 1 capital and Tier 2 capital) of at least 8 percent of risk-weighted assets and off-balance sheet items, and Tier 1 capital of at least 4 percent of adjusted quarterly average assets. In addition, the final rule implemented a new common equity Tier 1 minimum capital requirement of at least 4.5 percent of risk-weighted assets.

In addition, the new regulations subject a banking organization to certain limitations on capital distributions and discretionary bonus payments to executive officers if the organization did not maintain a capital conservation buffer of common equity tier 1 capital in an amount greater than 2.5 percent of its total risk-weighted assets. The effect of the capital conservation buffer is to increase the minimum common equity tier 1 capital ratio to 7.0 percent, the minimum tier 1 risk-based capital ratio to 8.5 percent and the minimum total risk-based capital ratio to 10.5 percent.

Under the increased capital standards established by the Dodd-Frank Act, bank holding companies are prohibited from including in their regulatory Tier 1 capital hybrid debt and equity securities issued on or after May 19, 2010. Among the hybrid debt and equity securities included in this prohibition are trust preferred securities. The Company continues to include our existing trust preferred securities as Tier 1 capital as they were issued prior to May, 19, 2010.